Income tax - Deferred tax assets and liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 CNY (¥)
Deferred tax assets:
Accounts receivable	$ 2,593		¥ 13,757		¥ 17,850
Non-current accounts receivable	1,744		10,624		12,003
Inventories	330		2,273		2,273
Others	128		494		881
Net deferred tax assets	4,795		27,148		33,007
Deferred tax liabilities:
Deferred revenue	(10)		(76)		(67)
Property, plant and equipment	(804)		(5,358)		(5,536)
PRC dividend withholding tax			(14,300)
Intangible assets	(3,874)		(27,827)		(26,672)
Deferred tax liabilities	(4,688)		(47,561)		(32,275)
Net deferred tax liabilities			(20,413)
Net deferred tax assets	107				732
Classification on consolidated balance sheets:
Non-current deferred tax assets	3,219		16,673		22,155
Non-current deferred tax liabilities	(3,112)		(37,086)		(21,423)
Net deferred tax liabilities			(20,413)
Net deferred tax assets	$ 107				¥ 732
Interest and penalties related to unrecognized tax benefits		¥ 0	¥ 0	¥ 0
The PRC
Classification on consolidated balance sheets:
Statute of limitation, underpayment due to computational errors	3 years	3 years
Statute of limitation, special circumstances where underpayment is more than RMB100	5 years	5 years
Underpayment of taxes threshold that extends the statute of limitation	$ 15	¥ 100
Statute of limitation, transfer pricing issues	10 years	10 years